LICENSING AND COLLABORATION ARRANGEMENTS (Details) ¥ in Thousands, $ in Thousands								1 Months Ended									6 Months Ended				12 Months Ended
	Aug. 29, 2022	Jan. 31, 2022 CNY (¥)	Dec. 10, 2020 CNY (¥)	Dec. 10, 2020 USD ($)	Sep. 03, 2020 USD ($)	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Feb. 28, 2019 CNY (¥)	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	¥ 452,618	$ 67,574	¥ 592,993
Revenues																	51,858	7,742	17,775
AbbVie
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | $					$ 180,000
Research and development expense | $				$ 228,800
Total transaction price under the agreement | $				250,000
Revenue from collaborative arrangement, excluding assessed tax			¥ 1,502,900	228,800
Contract asset with customer																	37,300							$ 34,800
Upfront payment received | $																								180,000
Milestone payment receivable | $																																$ 20,000
AbbVie | Study I
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | $				11,000
Revenues																							¥ 12,000	$ 1,800
Revenue from collaborative arrangement, excluding assessed tax																	¥ 13,300	$ 2,000	¥ 10,800	$ 1,700
Cost-to-cost input method percent																	71.00%	71.00%	32.00%	32.00%			17.00%	17.00%
AbbVie | Study II
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | $				$ 10,200
Revenues																							¥ 27,800	$ 4,200
Revenue from collaborative arrangement, excluding assessed tax																	¥ 10,400	$ 1,600	¥ 7,000	$ 1,100
Cost-to-cost input method percent																	66.00%	66.00%	52.00%	52.00%			41.00%	41.00%
AbbVie | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement | $					1,760,000
AbbVie | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee | $																		$ 180,000				$ 180,000
Total transaction price under the agreement | $																		250,000				250,000
AbbVie | First milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																		20,000				20,000
AbbVie | Second milestone | Lemzoparlimab License
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																		50,000				$ 50,000
AbbVie | Clinical milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement | $					$ 840,000
Licensing Agreement with Genexine, Inc. | Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	¥ 3,482,700	525,000
Licensing Agreements with Morphosys | Second milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Second milestone payment | $											$ 1,500
Licensing Agreement with MacroGenics | MacroGenics | Development milestone | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																		75,000
Other In Licensing Arrangement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																	0		¥ 2,100	$ 300
Milestone payments																			18,700	3,100
Other In Licensing Arrangement | Development milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	1,132,700	174,100
Other In Licensing Arrangement | Sales milestones
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	1,122,300	174,100
Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable | $																																	$ 9,000
Strategic Alliance Agreement with PT Kalbe Genexine Biologics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues																	0				¥ 0
Strategic Alliance Agreement with PT Kalbe Genexine Biologics | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment received | $												$ 340,000
Strategic collaboration with Jumpcan
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																	224,000
Milestone payments																	1,792,000
Cost sharing ratio																					50.00%	50.00%
Upfront payment received																					¥ 224,000
Non-royalty payments																	2,016,000
Amount of payments received as cost sharing																	10,500
Research and development expense | Collaboration Agreement With ABL Bio | ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	12,600		2,000
Operating expense | Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	0	0	750	$ 120			¥ 170	$ 30	¥ 27,800	$ 4,000
Administrative expenses | Collaboration Agreements with Tracon Pharmaceuticals, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Termination fee payable																			58,100												$ 9,000
MorphoSys AG | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee						¥ 132,700	$ 20,000
Milestone payments						¥ 653,500	$ 98,500
MorphoSys AG | Research and development expense | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																	0				0						¥ 0			$ 20,000
Milestone payments																									55,700	8,000
Genexine, Inc. | Licensing Agreement with Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	0				0
Research and development expense																	4,400		9,700
Genexine, Inc. | Licensing Agreement with Genexine, Inc. | GX-I7
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																		2,000
Reduction in milestone payment															50.00%	50.00%
Agreement terminated period (in years)															15 years	15 years
Genexine, Inc. | Research and development expense | Licensing Agreement with Genexine, Inc.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee															¥ 79,600	$ 12,000
Milestone payments																	152,600	$ 23,000
Research and development expense																	2,900		6,500
MorphoSys | Licensing Agreements with Morphosys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	0								0
MorphoSys | Licensing Agreements with Morphosys | Second milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Second milestone payment										¥ 9,700
MorphoSys | Research and development expense | Licensing Agreement with MorphoSys AG
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																													¥ 132,700
MorphoSys | Research and development expense | Licensing Agreements with Morphosys
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																											23,200	$ 3,500
Milestone payments																							6,900	$ 1,000
Payments related to withholding tax amount																			1,300
MacroGenics | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																	¥ 0
Reduction in milestone payment																	20.00%	20.00%
MacroGenics | Licensing Agreement with MacroGenics | Subsequent Event
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period for termination to take effect (in days)	180 days
MacroGenics | Licensing Agreement with MacroGenics | First milestone
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments								¥ 28,900	$ 4,500
MacroGenics | Licensing Agreement with MacroGenics | Regulatory milestone | Licensing Agreements | Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments | $																		$ 60,000
MacroGenics | Research and development expense | Licensing Agreement with MacroGenics
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																									104,400	$ 15,000
Milestone payments																			0				0
ABL Bio | Research and development expense | Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	¥ 19,100		13,000
ABL Bio | Operating expense | Collaboration Agreement With ABL Bio
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	¥ 15,900		¥ 7,500
Cost sharing ratio																	50.00%	50.00%	50.00%	50.00%
CSPC | Licensing Agreement with CSPC Pharmaceutical Group Limited ("CSPC")
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront license fee																											15,000
Milestone payments																											135,000
Second milestone payment		¥ 10,000															¥ 8,500
Advance from customers																											¥ 14,200
Proceeds from milestone achievement													¥ 15,000	¥ 800			0
Revenues																	¥ 0		¥ 0		¥ 8,500		¥ 0		¥ 30,000